Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments.
Schedule of long-term investments

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments	678,225	420,445
Equity securities	675,824	69,319
Total long-term investments	1,354,049	489,764

Schedule of combined financial information for investee companies

Year Ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974

	As of December 31,
	2021	2022
	RMB	RMB
Financial position:
Current assets	1,464,896	1,924,404
Non-current assets	1,259,714	1,044,375
Total assets	2,724,610	2,968,779
Current liabilities	675,927	1,411,045
Non-current liabilities	956,934	1,069,822
Total liabilities	1,632,861	2,480,867
Shareholders’ equity	1,091,749	487,912
Total liabilities and shareholders’ deficit	2,724,610	2,968,779

	Year ended December 31,
	2021	2022
	RMB	RMB
Results of operations:
Total revenues	711,800	1,141,490
Loss from operation	(500,388)	(804,411)
Net loss	(389,593)	(772,328)